Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Contingencies

Liabilities and other contingencies are recognized upon determination of an exposure, which when analyzed indicates that it is both probable that an asset has been impaired or that a liability has been incurred and that the amount of such loss is reasonably estimable.

Volatility of Oil and Natural Gas Prices

Our revenues, future rate of growth, results of operations, financial condition and ability to borrow funds or obtain additional capital, as well as the carrying value of our properties, are substantially dependent upon prevailing prices of oil and natural gas.

Litigation

Legal Cases Settled

Cause No. 08-04-07047-CV; Oz Gas Corporation v. Remuda Operating Company, et al. v. Victory Energy Corporation.; In the 112th District Court of Crockett County, Texas.

Plaintiff Oz Gas Corporation (“Oz”) filed a lawsuit in April 2008 against various parties for bad faith trespass, among other claims, regarding the drilling of two wells on lands that Oz claims title to. On November 18, 2009, Victory Energy Corporation intervened in the lawsuit to protect its fifty percent (50%) interest in one of the named wells in the lawsuit (that being the 155-2 well located on the Adams Baggett Ranch in Crockett County, Texas).

This case was mediated, with no settlement reached. It went to trial February 8-9, 2012. The Court found in favor of Oz and rendered verdict against Victory and the other Defendants, jointly and severally. Victory appealed this case to the 8th Court of Appeals in El Paso, Texas where the Court of Appeals affirmed the verdict of the District Court and Victory filed a Motion for Rehearing, which was denied. Victory filed a Petition for Review in the Supreme Court of Texas on December 15, 2014, which was denied. Victory filed a Motion for Rehearing with the Supreme Court which was denied. Oz then filed Interrogatories and Request for Production in Aid of Judgment, which were answered by Victory.

A Settlement and Forbearance Agreement was entered into on March 22, 2016, between the parties wherein no further post-judgment discovery or collection efforts will be made by Oz, for $140,000 net of a $14,000 payment received by the Oz receiver (see next following Cause No. C-1-CV-16-001610), with monthly payments of $7,500 commencing April 15, 2016. The balance was fully paid as of September 30, 2017.

Cause No. C-1-CV-16-001610; Oz Gas Corporation v. Victory Energy Corporation; In the County Court at Law No. 1 of Travis County, Texas.

Plaintiff Oz Gas Corporation (“Oz”) filed an Application for Turnover Relief in Travis County, Texas on February 19, 2016. This order was granted and Thomas L. Kolker was appointed as Receiver to assist in the collection of non-exempt assets. Victory itself has not been placed into Receivership. Victory filed its Motion to Vacate the Turnover that was heard and denied by the trial court. Oz has since filed an Amended Application for Turnover Relief and Appointment of a Receiver to be heard March 10, 2016. Victory filed its Notice of Appeal March 4, 2016.
A Settlement and Forbearance Agreement was entered into on March 22, 2016 as described above.
Cause No. D-1-GN-13-000044; Aurora Energy Partners and Victory Energy Corporation v. Crooked Oaks, LLC; In the 261st District Court of Travis County, Texas.

Victory Energy Corporation sued Crooked Oaks, LLC a/k/a Crooked Oak, LLC for breach of a purchase and sale agreement dated May 7, 2012 in which Victory sold certain assets to Crooked Oaks, LLC for $400,000 of which only $200,000 has been paid as of December 31, 2014. The lawsuit seeks to recover the remaining balance owed of $200,000 from Crooked Oaks, LLC in addition to attorney’s fees and all costs of court. Crooked Oaks, LLC has asserted a counterclaim for rescission of the underlying contract.

Victory and Crooked Oaks attended a mediation on February 10, 2016 where it was determined that Crooked Oaks was insolvent and since that date the case has been dismissed with prejudice.

Cause No. 50916; Trilogy Operating Inc. v. Aurora Energy Partners; In the 118th Judicial District Court of Howard County, Texas.

This lawsuit was filed on January 6, 2016. This lawsuit alleges causes of action for a suit on a sworn account, breach of contract and a suit to foreclose on liens regarding the drilling and completion of seven wells. Aurora filed an answer on January 29, 2016. Trilogy filed a Motion for Partial Summary Judgment on March 23, 2016.

The parties entered into a Settlement Agreement and Release on April 26, 2016, effective April 1, 2016 to dismiss the lawsuit with prejudice. The court granted the Joint Motion to Dismiss with Prejudice on May 2, 2016. In conjunction with the Joint Motion to Dismiss, Aurora assigned Trilogy all of its interests in the seven wells and related oil and gas leases.

Cause No. 2015-05280; TELA Garwood Limited, LP. v. Aurora Energy Partners, Victory Energy Corporation, Kenneth Hill, David McCall, Robert Miranda, Robert Grenley, Ronald Zamber, and Patrick Barry; In the 164th District Court of Harris County, Texas.
This lawsuit was filed on January 30, 2015 and supplemented on March 4, 2015. This lawsuit alleges breach of contract regarding a Purchase and Sale Agreement that TELA Garwood Limited, LP and Aurora Energy Partners entered into on June 30, 2014. A first closing was held on June 30, 2014 and a purchase price adjustment payment was made on July 31, 2014. Between these two dates, Aurora paid TELA approximately $3,050,133. A second closing was to take place in September, however several title defects were found to exist. The title defects could not be cured and a purchase price reduction could not be agreed upon by the parties in relation to the title defects, therefore, the second closing never took place. Aurora and Victory filed an answer and counterclaim in this case. Both parties filed opposing motions for summary judgment which were heard on April 14, 2016. The Court granted Aurora's partial motions for summary judgment dismissing claims against Aurora/Victory's officers and directors, including Kenny Hill, David McCall, Robert Grenley, Ronald Zamber, Patrick Barry, and Fred Smith. The Court denied the remaining summary judgment issues of both parties. On June 2, 2016 Aurora/Victory filed a second Motion for Partial Summary Judgment on some discrete contract interpretation issues. The Court denied this motion on September 2, 2016.
On December 9, 2016, Aurora/Victory and TELA entered into a Mutual Release and Settlement Agreement in which Aurora agreed to pay TELA $320,000 and in turn each Party agreed to release the other Party from any matter relating to the Purchase and Sale Agreement, the litigation or any claims that were or could have been brought in the litigation. In accordance with the Mutual Release and Settlement Agreement, Aurora made the full payment on February 1, 2017.
Cause No. 10-09-07213; Perry Howell, et al. v. Charles Gary Garlitz, et al.; In the 112th District Court of Crockett County, Texas.
The above referenced lawsuit was filed on or about September 6, 2010. This lawsuit alleges that Cambrian Management, Ltd. and Victory were trespassers on their land, and that they, along with other Defendants, drilled a well (115 #8) on land belonging to Plaintiffs. Plaintiffs claim trespass and unjust enrichment by certain Defendants because of the drilling of the 115 #8 well.
The Court placed this case on the Dismissal Docket asking any party to show cause as to why it should maintain this case on the docket on July 8, 2016. No party came forward stating why the case should be maintained and the Court entered and Order of Dismissal on August 9, 2016.
Legal Cases Pending

Cause No. CV-47230; James Capital Energy, LLC and Victory Energy Corporation v. Jim Dial, et al.; In the 142nd District Court of Midland County, Texas.

This is a lawsuit filed on or about January 19, 2010, by James Capital Energy, LLC and Victory Energy Corporation against numerous parties for fraud, fraudulent inducement, negligent misrepresentation, breach of contract, breach of fiduciary duty, trespass, conversion and a few other related causes of action. This lawsuit stems from an investment Victory made involving the purchase of six wells on the Adams Baggett Ranch with the right of first refusal on option acreage.

On December 9, 2010, Victory was granted an interlocutory Default Judgment against Defendants Jim Dial, 1st Texas Natural Gas Company, Inc., Universal Energy Resources, Inc., Grifco International, Inc., and Precision Drilling & Exploration, Inc. The total judgment amounted to approximately $17,183,987.

Victory has added a few more parties to this lawsuit. Discovery is ongoing in this case and no trial date has been set at this time.

Victory believes it will prevail against all the remaining Defendants in this case.

On October 20, 2011, Defendant Remuda filed a Motion to Consolidate and a Counterclaim against Victory. Remuda is seeking to consolidate this case with two other cases wherein Remuda is the named Defendant. An objection to this motion was filed and the cases have not been consolidated. Additionally, we do not believe that the counterclaim made by Remuda has any legal merit.

Commitments and Contingencies

Leases

Rent expense for the years ended December 31, 2016 and 2015 was $30,000 and $29,250, respectively. The Company's office space is leased on a month-to-month basis, and therefore future annual minimum payments under non-cancellable operating leases are $0 and $0 for the years ending December 31, 2015 and 2016, respectively.

Partnership Distributions

Under terms of the Second Amended Partnership Agreement of Aurora, Navitus earns a net profits interest respective to its 50% partnership interest. In addition, Navitus is entitled to a respective proportion of proceeds from the sale of Aurora assets. Any distributions of the net profits interest or asset sale proceeds to partners are at the discretion of Victory, as managing partner, together with 100% of the partnership interests. The accumulated net deficits of Navitus, along with historical contributions, net of paid distributions, are reported as non-controlling interests in the equity section of the consolidated balance sheets.

Under the terms of Aurora’s Seconded Amended Partnership Agreement, Navitus Partners, LLC, the fourth partner of the Navitus Energy Group, admitted under the Navitus Private Placement Memorandum (the "Navitus PPM"), earns a preferred return distribution of 10% based upon capital contributions to Aurora used by Victory to acquire or develop oil and gas prospects or related enterprises on behalf of Aurora. The preferred return distribution is in addition to and does not reduce any net profits or asset sale proceeds interests distributions other than the 2% management fee receivable balance as of the year ended December 31, 2016 and any future management fees earned.

The table below summarizes the net profit distributions, proceeds of asset sales and preferred return distributions earned by Navitus Energy Group during the years ended December 31, 2016 and 2015, respectively.

Navitus Energy Group Distribution Earned	Year Ended December 31,
	2016	2015
Aurora Net Profits Interests	$—	$78,963
Proceeds from the Sale of Aurora Assets	—	—
Preferred Distributions Due to Navitus Partners, LLC	—	656,256
Total Distributions Earned By Navitus Energy Group	$—	$735,219

There were no net profit distributions, proceeds of asset sales and preferred return distributions paid to Navitus Energy Group during the years ended December 31, 2016 and 2015, respectively.

Navitus Partners, LLC, a partner in Navitus, also receives warrants for Victory’s common stock, allocated as 50,000 warrants for every Unit purchased under the Navitus PPM (equivalent of one warrant for every $1.00 invested), exercisable under the terms of Aurora’s Second Amended Partnership Agreement and the Navitus PPM. Since August 23, 2012, $7,332,900 of capital contributions have resulted in issuance of 9,444,900 common stock warrants (1,089,900 in 2012, 2,186,000 in 2013, 1,140,000 in 2014, 2,917,000 in 2015, and 2,112,000 in 2016).

Litigation

Legal Cases Settled
Cause No. 08-04-07047-CV; Oz Gas Corporation v. Remuda Operating Company, et al. v. Victory Energy Corporation.; In the 112th District Court of Crockett County, Texas.
Plaintiff Oz Gas Corporation (“Oz”) filed a lawsuit in April 2008 against various parties for bad faith trespass, among other claims, regarding the drilling of two wells on lands that Oz claims title to. On November 18, 2009, Victory Energy Corporation intervened in the lawsuit to protect its 50% interest in one of the named wells in the lawsuit (that being the 155-2 well located on the Adams Baggett Ranch in Crockett County, Texas).
This case was mediated, with no settlement reached. It went to trial February 8-9, 2012. The Court found in favor of Oz and rendered verdict against Victory and the other Defendants, jointly and severally. Victory appealed this case to the 8th Court of Appeals in El Paso, Texas where the Court of Appeals affirmed the verdict of the District Court and Victory filed a Motion for Rehearing, which was denied. Victory filed a Petition for Review in the Supreme Court of Texas on December 15, 2014 which was denied. Victory filed a Motion for Rehearing with the Supreme Court which was denied.
Oz filed Interrogatories and Request for Production in Aid of Judgment which have been answered by Victory.
A Settlement and Forbearance Agreement was entered into on March 22, 2016 between the parties wherein no further post-judgment discovery or collection efforts will be made by Oz, for $140,000 net of a $14,000 payment received by the Oz receiver (see next following Cause No. C-1-CV-16-001610), with monthly payments of $7,500 commencing April, 15, 2016. The remaining balance of $65,000 as of December 31, 2016 is included in Accounts Payable on the Consolidated Balance Sheet.
Cause No. C-1-CV-16-001610; Oz Gas Corporation v. Victory Energy Corporation; In the County Court at Law No. 1 of Travis County, Texas.
Plaintiff Oz Gas Corporation (“Oz”) filed an Application for Turnover Relief in Travis County, Texas on February 19, 2016. This order was granted and Thomas L. Kolker was appointed as Receiver to assist in the collection of non-exempt assets. Victory itself has not been placed into Receivership. Victory filed its Motion to Vacate the Turnover that was heard and denied by the trial court. Oz has since filed an Amended Application for Turnover Relief and Appointment of a Receiver to be heard March 10, 2016. Victory filed its Notice of Appeal March 4, 2016.
A Settlement and Forbearance Agreement was entered into on March 22, 2016 as described above.
Cause No. D-1-GN-13-000044; Aurora Energy Partners and Victory Energy Corporation v. Crooked Oaks, LLC; In the 261st District Court of Travis County, Texas.
Victory Energy Corporation sued Crooked Oaks, LLC a/k/a Crooked Oak, LLC for breach of a purchase and sale agreement dated May 7, 2012 in which Victory sold certain assets to Crooked Oaks, LLC for $400,000 of which only $200,000 has been paid as of December 31, 2014. The lawsuit seeks to recover the remaining balance owed of $200,000 from Crooked Oaks, LLC in addition to attorney’s fees and all costs of court. Crooked Oaks, LLC has asserted a counterclaim for rescission of the underlying contract.
Victory and Crooked Oaks attended a mediation on February 10, 2016 where it was determined that Crooked Oaks was insolvent and since that date the case has been dismissed with prejudice.
Cause No. 50198; Trilogy Operating, Inc. v. Aurora Energy Partners; In the 118th Judicial District Court of Howard County, Texas.
This lawsuit was filed on January 9, 2015. This lawsuit alleges causes of action for declaratory judgment, breach of contract, and suit to quiet title regarding the drilling and completion of four wells. The parties entered into a Settlement Agreement and Release on November 20, 2015 and an Agreed Order to Dismiss with Prejudice was granted on November 24, 2015.
Cause No. 50,916; Trilogy Operating Inc. v. Aurora Energy Partners; In the 118th Judicial District Court of Howard County, Texas.
This lawsuit was filed on January 6, 2016. This lawsuit alleges causes of action for a suit on a sworn account, breach of contract and a suit to foreclose on liens regarding the drilling and completion of seven wells. Aurora filed an answer on January 29, 2016. Trilogy filed a Motion for Partial Summary Judgment on March 23, 2016.
The parties entered into a Settlement Agreement and Release on April 26, 2016, effective April 1, 2016 to dismiss the lawsuit with prejudices. The Joint Motion to Dismiss with Prejudice was granted by the court May 2, 2016. In conjunction with the Joint Motion to Dismiss, Aurora assigned Trilogy all its interests in the seven wells and related oil and gas leases.
Cause No. 2015-05280; TELA Garwood Limited, LP. v. Aurora Energy Partners, Victory Energy Corporation, Kenneth Hill, David McCall, Robert Miranda, Robert Grenley, Ronald Zamber, and Patrick Barry; In the 164th District Court of Harris County, Texas.
This lawsuit was filed on January 30, 2015 and supplemented on March 4, 2015. This lawsuit alleges breach of contract regarding a Purchase and Sale Agreement that TELA Garwood Limited, LP and Aurora Energy Partners entered into on June 30, 2014. A first closing was held on June 30, 2014 and a purchase price adjustment payment was made on July 31, 2014. Between these two dates Aurora paid TELA approximately $3,050,133. A second closing was to take place in September, however several title defects were found to exist. The title defects could not be cured and a purchase price reduction could not be agreed upon by the parties in relation to the title defects, therefore, the second closing never took place. Aurora and Victory filed an answer and counterclaim in this case. Both parties filed opposing motions for summary judgment which were heard on April 14, 2016. The Court granted Aurora's partial motions for summary judgment dismissing claims against Aurora/Victory's officers and directors, including Kenny Hill, David McCall, Robert Grenley, Ronald Zamber, Patrick Barry, and Fred Smith. The Court denied the remaining summary judgment issues of both parties. On June 2, 2016 Aurora/Victory filed a second Motion for Partial Summary Judgment on some discrete contract interpretation issues. The Court denied this motion on September 2, 2016.
On December 9, 2016, Aurora/Victory and TELA entered into a Mutual Release and Settlement Agreement in which Aurora agreed to pay TELA $320,000 (which is recorded in Accounts Payable as of December 31, 2016) and in turn each Party agreed to release the other Party from any matter relating to the PSA, the litigation or any claims that were or could have been brought in the litigation. In accordance with the Mutual Release and Settlement Agreement, Aurora made the full payment on February 1, 2017.
Cause No. 10-09-07213; Perry Howell, et al. v. Charles Gary Garlitz, et al.; In the 112th District Court of Crockett County, Texas.
The above referenced lawsuit was filed on or about September 6, 2010. This lawsuit alleges that Cambrian Management, Ltd. and Victory were trespassers on their land, and that they, along with other Defendants, drilled a well (115 #8) on land belonging to Plaintiffs. Plaintiffs claim trespass and unjust enrichment by certain Defendants because of the drilling of the 115 #8 well.
The Court placed this case on the Dismissal Docket asking any party to show cause as to why it should maintain this case on the docket on July 8, 2016. No party came forward stating why the case should be maintained and the Court entered and Order of Dismissal on August 9, 2016.
Legal Cases Pending
Cause No. CV-47,230; James Capital Energy, LLC and Victory Energy Corporation v. Jim Dial, et al.; In the 142nd District Court of Midland County, Texas.
This is a lawsuit filed on or about January 19, 2010 by James Capital Energy, LLC and Victory Energy Corporation against numerous parties for fraud, fraudulent inducement, negligent misrepresentation, breach of contract, breach of fiduciary duty, trespass, conversion and a few other related causes of action. This lawsuit stems from an investment Victory entered into for the purchase of six wells on the Adams Baggett Ranch with the right of first refusal on option acreage.
On December 9, 2010, Victory was granted an interlocutory Default Judgment against Defendants Jim Dial, 1st Texas Natural Gas Company, Inc., Universal Energy Resources, Inc., Grifco International, Inc., and Precision Drilling & Exploration, Inc. The total judgment amounted to approximately $17,183,987.
Victory has added a few more parties to this lawsuit. Discovery is ongoing in this case and no trial date has been set at this time.
Victory believes they will be victorious against all the remaining Defendants in this case.
On October 20, 2011 Defendant Remuda filed a Motion to Consolidate and a Counterclaim against Victory. Remuda is seeking to consolidate this case with two other cases wherein Remuda is the named Defendant. An objection to this motion was filed and the cases have not been consolidated. Additionally, we do not believe that the counterclaim made by Remuda has any legal merit.